Trade and other receivables (Details 2) - CLP ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Current Trade Receivables Gross		$ 248,689,430	$ 271,872,068
Current trade receivables		242,366,132	266,079,247
Other current receivables		33,021,791	33,934,693
Total current		275,387,923	300,013,940
Others accounts receivables		1,860,635	3,224,627
Total non-current		1,860,635	3,224,627
Financial assets impaired [member]
Statement [Line Items]
Current Trade Receivables Gross		(6,323,298)	(5,792,821)
Chile operating segment
Statement [Line Items]
Current Trade Receivables Gross		152,262,513	154,120,306
International business operating segment
Statement [Line Items]
Current Trade Receivables Gross		47,024,646	66,023,849
Wines operating segment
Statement [Line Items]
Current Trade Receivables Gross		49,402,271	51,727,913
Other Accounts Receivables [Member]
Statement [Line Items]
Other current receivables	[1]	33,021,791	33,934,693
Others accounts receivables	[1]	1,860,635	3,224,627
Current balance
Statement [Line Items]
Current Trade Receivables Gross		228,348,552	250,190,168
Current trade receivables		227,317,938	249,444,865
Other current receivables		32,682,442	33,638,366
Total current		260,000,380	283,083,231
Others accounts receivables		1,860,635	3,224,627
Total non-current		1,860,635	3,224,627
Current balance | Financial assets impaired [member]
Statement [Line Items]
Current Trade Receivables Gross		(1,030,614)	(745,303)
Current balance | Chile operating segment
Statement [Line Items]
Current Trade Receivables Gross		142,464,783	145,910,170
Current balance | International business operating segment
Statement [Line Items]
Current Trade Receivables Gross		41,271,483	60,199,888
Current balance | Wines operating segment
Statement [Line Items]
Current Trade Receivables Gross		44,612,286	44,080,110
Current balance | Other Accounts Receivables [Member]
Statement [Line Items]
Other current receivables		32,682,442	33,638,366
0 a 3 months [Member]
Statement [Line Items]
Current Trade Receivables Gross		12,107,222	15,821,516
Current trade receivables		11,692,218	15,156,908
Other current receivables		122,527	105,976
Total current		11,814,745	15,262,884
Total non-current		0	0
0 a 3 months [Member] | Financial assets impaired [member]
Statement [Line Items]
Current Trade Receivables Gross		(415,004)	(664,608)
0 a 3 months [Member] | Chile operating segment
Statement [Line Items]
Current Trade Receivables Gross		3,564,538	4,488,495
0 a 3 months [Member] | International business operating segment
Statement [Line Items]
Current Trade Receivables Gross		4,421,421	4,015,211
0 a 3 months [Member] | Wines operating segment
Statement [Line Items]
Current Trade Receivables Gross		4,121,263	7,317,810
0 a 3 months [Member] | Other Accounts Receivables [Member]
Statement [Line Items]
Other current receivables		122,527	105,976
Others accounts receivables		0	0
3 a 6 months [Member]
Statement [Line Items]
Current Trade Receivables Gross		954,834	934,094
Current trade receivables		702,337	589,424
Other current receivables		185,314	138,377
Total current		887,651	727,801
Total non-current		0	0
3 a 6 months [Member] | Financial assets impaired [member]
Statement [Line Items]
Current Trade Receivables Gross		(252,497)	(344,670)
3 a 6 months [Member] | Chile operating segment
Statement [Line Items]
Current Trade Receivables Gross		426,074	758,196
3 a 6 months [Member] | International business operating segment
Statement [Line Items]
Current Trade Receivables Gross		232,540	20,872
3 a 6 months [Member] | Wines operating segment
Statement [Line Items]
Current Trade Receivables Gross		296,220	155,026
3 a 6 months [Member] | Other Accounts Receivables [Member]
Statement [Line Items]
Other current receivables		185,314	138,377
Others accounts receivables		0	0
6 a 12 months [Member]
Statement [Line Items]
Current Trade Receivables Gross		4,476,602	1,482,431
Current trade receivables		2,325,806	604,620
Other current receivables		12,690	0
Total current		2,338,496	604,620
Total non-current		0	0
6 a 12 months [Member] | Financial assets impaired [member]
Statement [Line Items]
Current Trade Receivables Gross		(2,150,796)	(877,811)
6 a 12 months [Member] | Chile operating segment
Statement [Line Items]
Current Trade Receivables Gross		4,102,860	1,264,373
6 a 12 months [Member] | International business operating segment
Statement [Line Items]
Current Trade Receivables Gross		92,003	167,968
6 a 12 months [Member] | Wines operating segment
Statement [Line Items]
Current Trade Receivables Gross		281,739	50,090
6 a 12 months [Member] | Other Accounts Receivables [Member]
Statement [Line Items]
Other current receivables		12,690	0
Others accounts receivables		0	0
More than 12 months [Member]
Statement [Line Items]
Current Trade Receivables Gross		2,802,220	3,443,859
Current trade receivables		327,833	283,430
Other current receivables		18,818	51,974
Total current		346,651	335,404
Total non-current		0	0
More than 12 months [Member] | Financial assets impaired [member]
Statement [Line Items]
Current Trade Receivables Gross		(2,474,387)	(3,160,429)
More than 12 months [Member] | Chile operating segment
Statement [Line Items]
Current Trade Receivables Gross		1,704,258	1,699,072
More than 12 months [Member] | International business operating segment
Statement [Line Items]
Current Trade Receivables Gross		1,007,199	1,619,910
More than 12 months [Member] | Wines operating segment
Statement [Line Items]
Current Trade Receivables Gross		90,763	124,877
More than 12 months [Member] | Other Accounts Receivables [Member]
Statement [Line Items]
Other current receivables		18,818	51,974
Others accounts receivables		$ 0	$ 0

[1]	In Other non-current account receivables mainly tax receivables from Argentinian subsidiaries are presented. Additionally, in 2019 the balance of the remaining 50% from the sale of a land located at Avenida Huasco N° 105, Vallenar, of the subsidiary Compañía Pisquera de Chile S.A. was presented under this item. This payment is going to be made in 2021 by an amount of ThCh$ 1,916,172 and it was reclassified to Other current account receivables as of December 31, 2020.